INVENTORIES - ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES [abstract]
Balance at beginning of year	¥ 1,155	¥ 920	¥ 4,402
Allowance for the year	5,535	436	430
Reversal of allowance on disposal	(114)	(13)	(10)
Written off	(217)	(190)	(4,021)
Other increase	17	2	119
Balance at end of year	6,376	1,155	920
Costs of inventories recognized as an expense	¥ 2,366,199	¥ 1,854,629	¥ 1,461,285